Fair Value Measurements - Summary of Fair Value of Significant Assumptions Utilized in the Valuation (Details)	Dec. 31, 2023 yr	Dec. 31, 2022 yr
Private Placement Warrants [Member] | Risk-free Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	4.1	4.2
Private Placement Warrants [Member] | Dividend Yield Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	0	0
Private Placement Warrants [Member] | Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	97.6	75
Private Placement Warrants [Member] | Contractual Term (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	2.48	3.49
Private Placement Warrants [Member] | Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	575	575
Public Warrants [Member] | Risk-free Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	0.041
Public Warrants [Member] | Dividend Yield Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	0
Public Warrants [Member] | Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	0.976
Public Warrants [Member] | Contractual Term (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	2.48
Public Warrants [Member] | Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	575
Common Stock Warrants [Member] | Risk-free Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	3.8
Common Stock Warrants [Member] | Dividend Yield Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	0
Common Stock Warrants [Member] | Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	75.2
Common Stock Warrants [Member] | Contractual Term (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	5.44
Common Stock Warrants [Member] | Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	11.24
Term Loan Warrants [Member] | Risk-free Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	3.8	4
Term Loan Warrants [Member] | Dividend Yield Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	0	0
Term Loan Warrants [Member] | Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	74.5	75
Term Loan Warrants [Member] | Contractual Term (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	5.6	6.61
Term Loan Warrants [Member] | Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	20.5	92.5